SUM SUM SUP-1-S 060412
Summary Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
SUM SUM SUP-1-S 060412